Note 4(b) - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2017	164,694	(9,759)	154,935
— Depreciation	-	(3,002)	(3,002)
Balance, June 30, 2018	164,694	(12,761)	151,933